ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019

                                          Principal/        Fair
                                            Shares/        Value
					  Contracts
INVESTMENTS - 116%

Convertible Preferred Stock - 6%
United States - 6%
Blueknight Energy Partners 7.15%            103,270     560,240
Braemar Hotels & Resorts 1.375%               5,270     109,748
Cowen Group, Inc. 5.625%                      1,020     884,218
NRC Group Holdings (144A) 7.00% (b)           5,610     610,817

Total Convertible Preferred Stock (cost $2,198,076)   2,165,023

Convertible Bonds - 90%
Bermuda - 1%
Teekay 5.000%
   Due 01-15-23                              586,000     474,660

Canada - 2%
First Majestic Silver 1.875%
  Due 03-01-23                               500,000     590,000

Germany-4%
Deutsche Bank AG London (JPM) 1.000%
  Due 05-01-23  (d)                        1,400,000   1,422,540

France -8%
Total S.A (Regs) 0.500% Due 12-02-22 (e)   1,600,000   1,688,000
Vinci S.A (Reg S) 0.375% Due 02-16-22 (e)  1,200,000   1,461,000

      Total France                                     3,149,000

Ghana -2%
Tullow Oil Jersey Ltd. (Reg S) 6.625%        800,000     924,000
   Due 07-12-21 (e)

United States - 73%
Adesto Technologies (144A) 4.250%             37,000     37,518
   Due 09-15-24 (b)
Air Transport Services Group (144A)          690,000    648,187
   1.125%  Due 10-15-24 (b)(d)
Altair Engineering 0.25%                     520,000    524,862
   Due 06-01-24
Alteryx (144A) 1.000%                        240,000    231,000
   Due 08-01-26 (b)
Atlas Air Worldwide Holdings 1.875%          630,000    524,869
   Due 06-01-24
Bristow Group 4.500%                         550,000     87,945
   Due 06-01-23 (a)
Cowen Group, Inc. 3.000%                     205,000    225,756
   Due 12-15-22
Dexcom (144A) 0.750%                         850,000    997,135
   Due 12-01-23 (b)(d)
Flexion Therapeutics 3.375%                1,400,000  1,267,000
   Due 05-01-24 (d)
HC2 Holdings 7.500%                          530,000    425,166
   Due 06-01-22
Hope Bancorp (144A) 2.000%                 1,020,000    947,325
   Due 05-15-38 (d)
IAC FinanceCo 2-A 0.875%                     850,000    887,740
   Due 06-15-25 (b)
Illumina, Inc.-B 0.500%                    1,330,000  1,766,373
   Due 06-15-21 (d)
Insmed 1.750%                                800,000    668,520
   Due 01-15-25
InterDigital, Inc. (144A) 2.000%             780,000    766,660
   Due 06-01-24(b)
Jazz Investments I 1.500%                    800,000    772,500
   Due 08-15-24
Kaman Corporation 3.250%                   1,260,000  1,439,676
   Due 05-01-24 (d)
KBR (144A) 2.500%                            300,000    347,625
   Due 11-01-23 (b)
Liberty Media 1.375%                       1,500,000  1,791,600
   Due 10-15-23(d)
Microchip Technology, Inc.                   950,000  1,226,094
   1.625% Due 02-15-27 (d)
NantHealth 5.500%                          1,130,000    711,900
   Due 12-15-21
New Relic 0.500%                             440,000    416,350
   Due 05-01-23
NII Holdings 4.250%                          400,000    417,000
   Due 08-15-23
NRG Energy, Inc 2.750%                       655,000    737,284
   Due 06-01-48
Okta (144A) 0.125%                           280,000    255,864
   Due 09-01-25 (b)
ON Semiconductor Corporation 1.625%          610,000    735,843
   due 10-15-23 (d)
Palo Alto Networks 0.750%                  1,170,000  1,233,648
   Due 07-01-23 (d)
Par Pacific Holdings, Inc. 5.000%            750,000  1,043,125
   Due 06-15-21 (d)
Pernix Therapeutics Holdings                 530,000     15,900
   4.250% Due 04-01-21 (a)
Pluralsight (144A) 0.375%                    500,000    431,250
   Due 03-01-24 (b)
Repligen 0.375%                              400,000    395,210
   Due 07-15-24
RH 0.000%                                    700,000    757,750
   Due 06-15-23
SailPoint Technologies (144A) 0.125%         105,000     99,949
   Due 09-15-23 (b)
Silicon Laboratories 1.375%                  200,000    261,375
   Due 03-01-22
Splunk  0.500%                               220,000    236,896
   Due 09-15-23
Splunk 1.125%                                600,000    657,375
   Due 09-15-25
Square 0.500%                                950,000  1,058,656
   Due 05-15-23 (d)
Supernus Pharmaceuticals 0.625%              100,000     93,020
   Due 04-01-23
Team 5.000%                                  511,000    565,294
   Due 08-01-23
Theravance Biopharma 3.250%                  800,000    742,000
   Due 11-01-23
Unisys 5.500%                                345,000    378,982
   Due 03-01-21
Workday, Inc. 0.250%                         600,000    786,375
   Due 10-01-22
Workiva (144A) 1.125%                        600,000    550,736
   Due 08-15-26 (b)
Zillow Group Inc- C (144A) 1.375%            620,000    587,016
   Due 09-01-26 (b)

        Total United States                          28,752,349

Total Convertible Bonds (cost $36,081,015)           35,312,549

Convertible Bond Units - 3%
France-3%
LVMH Moet Hennessy Louis Vuitton SE           2,700   1,162,890
   (Reg S)(e)
Total Corporate Bond Units (cost $847,827)            1,162,890


Corporate Bonds - 0%
United States - 0%
Global Brokerage 7.000%                    1,419,253    40,803
   Due 02-08-23 (a)

Total Corporate Bonds (cost $715,221)                   40,803

Common Stock - 10%
China-0%
Emerald Plantation Holdings (c)              180,362      5,411

United States - 10%
Cinedigm Corporation (c)                       5,001      4,451
Clear Channel Holdings, Inc. (c)             185,000    466,200
Cumulus Media, Inc. (c)                       70,000  1,018,850
Daseke (c)                                    16,720     41,800
Emmis Communication (c)                      194,100    961,765
School Specialty, Inc. (c)                    26,500     54,060
Urban One, Inc (c)(d)                        680,000  1,319,200

      Total United States                             3,866,326

      Total Common Stock (cost $5,390,692)            3,871,737


WARRANTS - 6%
Luxembourg-2%
Willscot Corporation, $11.50 strike price,  225,470     615,759
   expire 09-10-22 (c)

United States - 4%
Ashland Global Holdings, Inc.,                2,260      12,124
   $1,000 strike price,expire 03-31-29 (c)
Avaya Holdings, $25.55 strike price,         82,100     102,625
   expire 12-15-22 (c)
Hostess Brands, $11.50 strike price,        428,000     738,300
   expire 11-14-21 (c)
NRC Group Holdings, $11.50 strike price,    104,340     256,676
   expire 06-15-24 (c)
Verra Mobitlity, $11.50 strike price,       160,000     649,600
   expire 10-17-23 (c)

      Total United States                             1,759,325

      Total Warrants(cost $1,918,324)                 2,375,084


Call Options- 1%
United States-1%
Hertz Global Holdings, $10.00 exercise price,   580    $249,400
   expire 1-17-20 (c)
Weibo, $50.00 exercise price,                   100      28,250
   expire 01-17-20 (c)

      Total Call Options (cost $341,924)                277,650

Escrow-0%
China-0%
Sino Forest Corpotation escrow            1,180,000      3,687

Georgia-0%
MIG LLC escrow                            5,158,766     25,794

United States - 0%
TerraVia Holdings 5% escrow                 690,000      3,450
TerraVia Holdings 6% escrow                 180,000        900

     Total United States                                 4,350
     Total Escrow (cost $784,826)                       33,831

TOTAL INVESTMENTS (cost $48,277,905)                 45,239,567

SECURITIES SOLD SHORT - (1%)
Common Stock - (1%)
Canada - (0%)
First Majestic Silver                      (10,000)   $ (90,900)

United States - (1%)
Par Pacific Holdings Inc.                  (11,940)   $(272,948)

Total Common Stock (proceeds $365,763)                 (363,848)



TOTAL SECURITIES SOLD SHORT (proceeds $365,763 )      $(363,848)



(a) This security is in default or deferral and interest or dividends are not being accrued on the position.

(b) 144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c) Non-income producing securities.
(d) All or a portion of these securities are pledged as collateral for the margin account held by the broker.
(e) Reg S securities are those offered and sold outside of the United States and thus are exempt from registration under Regulation S of the U.S. Securities Act of 1933. These securities are subject to restrictions on their sale.

    Percentages are based upon the fair value as a percent of net assets as of September 30, 2019.

See notes to financial statements.             (concluded)


FAIR VALUE MEASUREMENTS
FASB ASC Topic 820, Fair Value Measurement ("Topic 820"), defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Various inputs are used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

 Level 1 - quoted prices in active markets for identical securities
 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
 Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the
Fund's investments as of September 30, 2019:
                             Level 1  Level 2    Level 3    Total
Convertible Preferred Stock $560,240 $1,604,783     $0   $2,165,023
Convertible Bonds                  0 35,312,549      0   35,312,549
Convertible Bond Units             0  1,162,890      0    1,162,890
Corporate Bonds                    0     40,803      0       40,803
Common Stock               2,493,066  1,378,671      0    3,871,737
Warrants                   2,362,960          0 12,124    2,375,084
Call Options                 277,650          0      0      277,650
Escrow                             0          0 33,831       33,831
Total Investments        $5,693,916 $39,499,696 $45,955 $45,239,567


The following table summarizes the Fund's common stock industry concentrations as of September 30, 2019:

	                         Level 1   Level 2   Level 3   Total

Advertising                     $466,200        $0       $0   $466,200
Cable & Satellite TV           1,980,615         0        0  1,980,615
Forestry/Paper                         0     5,411        0      5,411
Media Content                          0 1,319,200        0  1,319,200
Software/Services                  4,451         0        0      4,451
Specialty Retail                       0    54,060        0     54,060
Trucking & Delivery               41,800         0        0     41,800
Total Common Stock            $2,493,066  $1,378,671     $0 $3,871,737


The following table summarizes the inputs used to value the Fund's securities sold short as of September 30, 2019:

                         Level 1   Level 2    Level 3      Total

Common Stock
   Metals/Mining        $90,900         $0         $0     $90,000
   Excluding
   Steel
   Oil                  272,948          0          0     272,948
   Refining &
   Marketing

Total securities
sold short             $363,848         $0         $0    $363,848

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:


                         Warrants          Escrow
Balance as of
  December 31, 2018       $12,127         $43,340
Realized gain (loss)            0               0
Net change in appreciation
  (depreciation)               (3)         (9,509)
Purchases                       0               0
Sales/return of capital         0               0
Transfers into Level 3          0               0
Transfers out of Level 3        0               0
Balance as of
  September 30, 2019      $12,124         $33,381



For the nine months ended September 30, 2019, the net change in appreciation (depreciation) included in net assets related to Level 3 investments still held at the reporting date are as follows:

Warrants        Escrow

$(3)          $(9,509)

The Fund's policy is to recognize transfers between Levels at the end of the reporting period. For the nine months ended September 30, 2019, there were no transfers between Levels 1, 2 and 3.



FASB Accounting Standards Update ("ASU") 2011-04 requires the following disclosures about fair value measurements of assets and liabilities classified as Level 3 within the fair value hierarchy: the valuation process used by the reporting entity and quantitative information about the unobservable inputs used in a fair value measurement.


The following table presents the quantitative information about the significant unobservable inputs and valuation techniques utilized to determine the fair value of the Fund's Level 3 investments as of September 30, 2019. The table includes Level 3 investments with values derived from third parties. Such investments are primarily based on broker/dealer quotes for which there is a lack of transparency as to inputs used to develop the valuations. The quantitative detail of these unobservable inputs is neither provided nor reasonably available to the Fund.

                 Fair Value as of      Valuation     Unobservable   Amount/
               September 30, 2019      Technique        Inputs        Range
Warrants                 $12,124    Discount to
                                    Black-Scholes      Liquidity
                                    pricing model       discount        50%
Escrow                   $33,831     Broker quote

The significant unobservable input used in the fair value measurement of the Fund's Level 3 common stock and warrants is a liquidity discount.
A significant and reasonable increase or decrease in the unobservable inputs for any of these Level 3 investments would result in a significant decrease or increase in the fair value measurement.

The valuation process of Level 3 securities follows the valuation of investments policy as disclosed in footnote 2.

DERIVATIVES AND HEDGING
The Fund follows the provisions of FASB ASC Topic 815, Derivatives and Hedging ("Topic 815"), which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit risk related to contingent features in derivative agreements.

As of and for the nine months ended September 30, 2019, the Fund held warrants which are considered derivative instruments under Topic 815.
Warrants are convertible at the holder's option into a fixed number of shares of the issuer's common stock upon payment of the exercise price and are treated as convertible securities by the Fund. Warrants held by the Fund were either purchased or received pursuant to a restructuring or exchange transaction. Equity price is the primary risk exposure of warrants.
The fair value of warrants as of September 30, 2019 was $2,375,084 and is included in investments on the schedule of investments.

As of and for the nine months ended September 30, 2019, the Fund held call options which are considered derivative instruments under Topic 815.
Call options are an agreement that gives the Fund the right
(but not the obligation) to buy a common stock, bond, commodity or other instrument at a specified price within a specified time period. Equity price is the primary risk exposure of call options.
The fair value of call options held long as of Septeber 30, 2019 was $277,650 and is included in investments on the schedule of investments.

Realized gains and losses on derivative instruments are included in net realized loss on investments on the statement of operations.
Change in unrealized appreciation (depreciation) on derivative instruments is included in net change in unrealized depreciation of investments on the statement of operations. The following table summarizes the net realized loss and net change in unrealized depreciation on derivative instruments for the nine months ended September 30, 2019:

                                         Change in
                    Realized    Unrealized Appreciation
Derivative         Gain (Loss)       (Depreciation)
Warrants            $(414,946)            $1,019,852
Call options          $41,558               $(56,684)
                    $(373,388)              $963,168

The following table summarizes derivative transactions for the nine months ended September 30, 2019:
                                                    Call
                                 Warrants          Options
Held as of December 31, 2018    1,028,570             100
Purchased                         670,400             586
Sold/excercised                  (696,800)             (6)
Held as of September 30, 2019   1,002,170             680

FASB ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11"), requires entities to disclose both gross and net information for recognized derivative instruments and financial instruments that are either offset in the statements of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities ("ASU 2013-01"), clarifies that the scope of ASU 2011-11 applies to derivatives accounted for in accordance with ASC Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. As of and for the nine months ended September 30, 2019, the Fund did not hold any derivative instruments that would require disclosure under ASU 2013-01.


INCOME TAXES
At September 30, 2019, the cost and related gross unrealized appreciation and depreciation for federal income tax purposes are as follows:

Cost of investments on Schedule of Investments           $48,277,905
Amortization and accretion cost adjustments
not included in tax cost basis                              (183,429)

Cost of investments for tax purposes                     $48,094,476

Proceeds of securities sold short on
Schedule of Investments                                     $365,763


Gross tax unrealized appreciation                         $3,121,648
Gross tax unrealized depreciation                         (5,974,642)

Net tax unrealized depreciation on investments           $(2,852,994)